Pension Liabilities - Changes in the defined-benefit pension obligations (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Liabilities
Subtotal included in other comprehensive income	kr (3,071)	kr 2,763	kr 1,993
Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	(884)	(3,182)
Service costs	(1,617)	(1,556)
Interest expense	(1)	(10)
Employee contribution	920	887
Subtotal included in the operating loss in the consolidated statements of income	(698)	(679)
Return on assets (excluding interest expenses)	(67)	34
Actuarial gains/(losses) related to changes in demographic assumptions	(13)	54
Actuarial gains/(losses) related to changes in financial assumptions	(2,316)	2,846
Other actuarial gains/(losses)	52	(454)
Plan amendement	(433)
Subtotal included in other comprehensive income	(2,777)	2,480
Employer contributions	920	887
Currency translation effect	(82)	(390)
Balance at the end	(3,521)	(884)	(3,182)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	6,027
Balance at the end	8,395	6,027
Defined Benefit Plan Obligation | Switzerland | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	(6,027)	(7,942)
Service costs	(1,599)	(1,530)
Interest expense	(117)	(27)
Subtotal included in the operating loss in the consolidated statements of income	(1,716)	(1,558)
Amounts paid/received	2,441	2,140
Actuarial gains/(losses) related to changes in financial assumptions	(2,316)	2,846
Other actuarial gains/(losses)	52	(454)
Plan amendement	(433)
Subtotal included in other comprehensive income	(2,697)	2,392
Currency translation effect	(397)	(1,059)
Balance at the end	(8,395)	(6,027)	(7,942)
Defined Benefit Plan Obligation | France | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	(94)	(111)
Service costs	(18)	(26)
Interest expense	(4)	(1)
Subtotal included in the operating loss in the consolidated statements of income	(21)	(27)
Actuarial gains/(losses) related to changes in demographic assumptions	(13)	54
Subtotal included in other comprehensive income	(13)	54
Currency translation effect	2	(9)
Balance at the end	(127)	(94)	(111)
Fair Value of Plan Assets | Switzerland | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	5,238	4,871
Interest expense	119	18
Employee contribution	920	887
Subtotal included in the operating loss in the consolidated statements of income	1,039	906
Amounts paid/received	(2,441)	(2,140)
Return on assets (excluding interest expenses)	(67)	34
Subtotal included in other comprehensive income	(67)	34
Employer contributions	920	887
Currency translation effect	313	679
Balance at the end	kr 5,001	kr 5,238	kr 4,871